CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2014
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

(Increase)/decrease in Accounts Receivable	(189)	(54)	67
(Increase)/decrease in Inventories	(28)	(30)	27
(Increase)/decrease in Other Current Assets	(385)	40	66
Increase/(decrease) in Accounts Payable and Other	377	(290)	127
Increase in Accrued Interest	36	8	—
(Increase)/Decrease in Operating Working Capital	(189)	(326)	287